Derivative Instruments and Hedging Activities - Fair Value of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Designated as hedging instrument [member] | Term loan interest rate swaps [member]
Derivatives, Fair Value [Line Items]
Derivative fair value	$ 4	$ 10	$ 0
Not designated as hedging instrument [member] | Interest rate caps [member]
Derivatives, Fair Value [Line Items]
Derivative fair value	$ 0	$ 0	$ 0